Contract Liabilities - Schedule of Contract Liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	¥ 37,197,137	¥ 39,677,547
Contract liabilities – non-current	10,132,998	8,021,755
Deferred revenue related to customer loyalty program [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	9,880,088	14,187,502
Advance from customers related to coupons and gift cards [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	10,730,632	12,390,620
Deferred revenue related to upfront franchise fees received from sub-franchisees [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	5,166,032	3,235,686
Contract liabilities – non-current	10,132,998	7,781,755
Advance from sub-franchisees related to other franchise support activities [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	9,054,363	8,435,669
Others [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	2,366,022	1,428,070
Others [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities – non-current		¥ 240,000